CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows
Cash and cash equivalents	¥ 13,465,442	$ 1,844,758	¥ 12,333,884		¥ 11,692,773
Restricted cash	37,517	5,140	686,568		895,483
Restricted cash, non-current (1)	¥ 27,988	$ 3,834	¥ 30,858		¥ 14,831
Restricted Cash, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	¥ 13,530,947	$ 1,853,732	¥ 13,051,310	$ 1,788,022	¥ 12,603,087